Financial Information of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Information of Parent Company

	December 31,
	2018	2019
Assets
Current assets:
Cash and cash equivalents	$2,375,055	$753,380
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,840,733	9,557,835
Prepaid expenses and other current assets	104,338	260,303
Total current assets	12,320,126	10,571,518
Investments in subsidiaries, VIEs and VIE’s subsidiaries	41,009,649	39,142,555
Total assets	$53,329,775	$49,714,073
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	4,793,891	9,936,508
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	13,090,208	14,621,679
Total current liabilities	$17,884,099	$24,558,187
Shareholders’ equity
Ordinary shares (118,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	57,001,017	57,006,534
Additional paid-in capital	36,079,122	36,925,874
Accumulated other comprehensive income	6,291,793	6,412,555
Retained deficits	(63,926,256)	(75,189,077)
Total shareholders’ equity	35,445,676	25,155,886
Total liabilities and shareholders’ equity	$53,329,775	$49,714,073

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of Comprehensive Income

(In U.S. dollars)

	December 31,
	2017	2018	2019
Cost of revenues	$84,717	$85,493	$87,105
Gross loss	(84,717)	(85,493)	(87,105)
Operating expenses:
General and administrative	1,122,440	1,069,590	1,111,665
Sales and marketing	181,073	17,526	—
Share-based compensation	782,196	858,415	417,004
Total operating expenses	2,085,709	1,945,531	1,528,669
Interest income	2,246	4,851	93
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(34,540,850)	(17,888,289)	(9,627,269)
Exchange loss, net	(2,785)	(10,608)	(19,871)
Other income (expense), net	(24,738)	(25,050)	—
Net income (loss)	$(36,736,553)	$(19,950,120)	$(11,262,821)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	2,400,548	(362,398)	120,762
Other comprehensive income (loss), net of tax	2,400,548	(362,398)	120,762
Comprehensive income (loss)	$(34,336,005)	$(20,312,518)	$(11,142,059)

CHINA FINANCE ONLINE CO. LIMITED

Financial Information of Parent Company

Statement of Shareholders’ Equity

(In U.S. dollars, except share data)

			Additional	Accumulated other	Retained	Total
	Ordinary shares		paid-in	comprehensive	earnings	shareholders’
	Shares	Amount	capital	income (loss)	(deficits)	equity
Balance as of January 1, 2017	118,098,018	$56,973,632	$32,176,992	$4,253,643	$(7,239,583)	$86,164,684
Exercise of share options by employees	—	26,785	—	—	—	26,785
Share-based compensation	—	—	782,196	—	—	782,196
Equity pick up from compensation of VIE's subsidiaries	—	—	1,409,022	—	—	1,409,022
Foreign currency translation adjustment	—	—	—	2,400,548	—	2,400,548
Net loss	—	—	—	—	(36,736,553)	(36,736,553)
Balance as of December 31, 2017	118,098,018	$57,000,417	$34,368,210	$6,654,191	$(43,976,136)	$54,046,682
Exercise of share options by employees	—	600	—	—	—	600
Share-based compensation	—	—	858,415	—	—	858,415
Equity pick up from compensation of VIE's subsidiaries	—	—	852,497	—	—	852,497
Changes in controlling ownership interest	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	(362,398)	—	(362,398)
Net income	—	—	—	—	(19,950,120)	(19,950,120)
Balance as of December 31,2018	118,098,018	$57,001,017	$36,079,122	$6,291,793	$(63,926,256)	$35,445,676
Issuance of ordinary shares for the plan of stock options and restricted shares	4,000,000	520	—	—	—	520
Exercise of share options by employees	—	4,997	—	—	—	4,997
Share-based compensation	—	—	417,004	—	—	417,004
Equity pick up from compensation of VIE's subsidiaries	—	—	429,748	—	—	429,748
Changes in controlling ownership interest	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	120,762	—	120,762
Net income	—	—	—	—	(11,262,821)	(11,262,821)
Balance as of December 31,2019	122,098,018	$57,006,534	$36,925,874	$6,412,555	$(75,189,077)	$25,155,886

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of Cash Flows

(In U.S. dollars, except share-related data)

	December 31,
	2017	2018	2019
Operating activities:
Net income (loss)	$(36,736,553)	$(19,950,120)	$(11,262,821)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	782,196	858,415	417,004
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	34,540,850	17,888,289	9,627,269
Changes in assets and liabilities:
Prepaid expenses and other current assets	83,021	37,254	(155,445)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	28,544	4,972	282,898
Accrued expenses and other current liabilities	(211,691)	235,882	225,952
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	(326,263)	3,319,598	1,531,471
Net cash (used in) provided by operating activities	(1,839,898)	2,394,290	666,328
Investing activities:
Capital paid to subsidiaries	—	(12,100,010)	(7,240,000)
Net cash provided by (used in) investing activities	—	(12,100,010)	(7,240,000)
Financing activities:
Proceeds from stock options exercised by employees and Issuance of ordinary shares	26,786	600	4,997
Proceeds from paid-in capital of noncontrolling shareholders	—	4,466,000	4,947,000
Net cash provided by financing activities	26,786	4,466,600	4,951,997
Net (decrease) increase in cash, cash and restricted cash equivalents	(1,813,112)	(5,239,120)	(1,621,675)
Cash, cash equivalents and restricted cash, beginning of the year	9,427,287	7,614,175	2,375,055
Cash, cash equivalents and restricted cash, end of the year	$7,614,175	$2,375,055	$753,380

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.